Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Summary of Intangible Assets

	Trademarks and licenses	Computer software and others	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2021
Cost	1,815,576	255,063	2,070,639
Accumulated amortization	(5,000)	(118,968)	(123,968)
Impairment	—	(64,209)	(64,209)

Net book amount	1,810,576	71,886	1,882,462

Year ended December 31, 2021
Opening net book amount	1,810,576	71,886	1,882,462
Additions	—	3,126	3,126
Impairment	(963,948)	—	(963,948)
Amortization charge	—	(22,234)	(22,234)

Closing net book amount	846,628	52,778	899,406

As of December 31, 2021
Cost	1,815,576	258,189	2,073,765
Accumulated amortization	(5,000)	(141,202)	(146,202)
Impairment	(963,948)	(64,209)	(1,028,157)

Net book amount	846,628	52,778	899,406

	Trademarks and licenses	Computer software and others	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2022
Cost	1,815,576	258,189	2,073,765
Accumulated amortization	(5,000)	(141,202)	(146,202)
Impairment	(963,948)	(64,209)	(1,028,157)

Net book amount	846,628	52,778	899,406

Year ended December 31, 2022
Opening net book amount	846,628	52,778	899,406
Additions	—	2,134	2,134
Disposals	—	(756)	(756)
Impairment	—	(403)	(403)
Amortization charge	—	(15,325)	(15,325)

Closing net book amount	846,628	38,428	885,056

As of December 31, 2022
Cost	1,389,576	253,145	1,642,721
Accumulated amortization	(5,000)	(150,105)	(155,105)
Impairment	(537,948)	(64,612)	(602,560)

Net book amount	846,628	38,428	885,056

	Trademarks and licenses	Computer software and others	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2023
Cost	1,389,576	253,145	1,642,721
Accumulated amortization	(5,000)	(150,105)	(155,105)
Impairment	(537,948)	(64,612)	(602,560)

Net book amount	846,628	38,428	885,056

Year ended December 31, 2023
Opening net book amount	846,628	38,428	885,056
Additions	—	1,503	1,503
Disposals	—	(618)	(618)
Impairment	—	—	—
Amortization charge	—	(11,022)	(11,022)

Closing net book amount	846,628	28,291	874,919

As of December 31, 2023
Cost	846,628	252,527	1,099,155
Accumulated amortization	—	(159,624)	(159,624)
Impairment	—	(64,612)	(64,612)

Net book amount	846,628	28,291	874,919

Intangible assets other than goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Summary of Key Assumptions Used for Value-in-use Calculations
The trademarks and licenses of the Group are primarily relating to trademark rights of Puhui of RMB800.7 million. The key assumptions used for value-in-use
calculations of trademark rights of Puhui are as follows:

	As of December 31,
	2021	2022	2023
Revenue growth rates	3%-8%	-22% - 30%	-25%-26%
Pre-tax discount rates	26%	21%	20%
Long term growth rate	3%	2%	2%

Summary of Recoverable Amount of Cash Generating Units Exceeding Carrying Amount
The excess of the recoverable amount of Puhui’s trademark over its carrying amount:

	As of December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	3,795,189	4,761,332	1,296,090

Summary of Possible Changes of Key Assumptions of Cash Generating Units
While it is impracticable for the Group to estimate the impact on future periods, the following table sets forth the impact of management judgement of reasonable possible scenarios in each of the key assumptions, with all other variables held constant, on Puhui’s trademark rights impairment testing at the dates indicated. As shown below, the possible changes of key parameters would not cause the carrying amount of trademark rights of Puhui to exceed its recoverable amount at the dates indicated.

	Unfavourable Change			Favourable Change
As of December 31, 2021	Change in assumption	Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Change in assumption	Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Excess of the recoverable amount of trademark rights of Puhui over its carrying amount
		RMB’000	RMB’000		RMB’000	RMB’000
Revenue growth rates (GAGR)	-35bp	(83,267)	3,711,922	+35bp	85,108	3,880,297
Pre-tax discount rate	+100 bp	(198,144)	3,597,045	-100bp	217,092	4,012,281
Long-term growth rate	-100 bp	(146,486)	3,648,703	+100bp	164,796	3,959,985

	Unfavourable Change			Favourable Change
As of December 31, 2022	Change in assumption	Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Change in assumption	Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Excess of the recoverable amount of trademark rights of Puhui over its carrying amount
		RMB’000	RMB’000		RMB’000	RMB’000
Revenue growth rates (GAGR)	- 106 bp	(237,258)	4,524,074	+106 bp	245,670	5,007,002
Pre-tax discount rate	+100 bp	(332,500)	4,428,832	-100 bp	373,724	5,135,056
Long-term growth rate	-100 bp	(259,337)	4,501,995	+100bp	299,236	5,060,568

	Unfavourable Change			Favourable Change
As of December 31, 2023	Change in assumption	Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Change in assumption	Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Excess of the recoverable amount of trademark rights of Puhui over its carrying amount
		RMB’000	RMB’000		RMB’000	RMB’000
Revenue growth rates (GAGR)	-80 bp	(78,519)	1,217,571	+80bp	159,464	1,377,035
Pre-tax discount rate	+100 bp	(115,392)	1,180,698	-100bp	244,838	1,425,536
Long-term growth rate	-100bp	(69,639)	1,226,451	+100bp	150,419	1,376,870